Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables	Trade and other receivables consist of the following:
	June 30, 2025	December 31, 2024
	EUR	EUR
Trade receivables	1,724,583	344,362
Trade receivables – related parties	4,183	7,321
	1,728,766	351,683